Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Apr. 30, 2025		Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total	[1]	$ 1,316,725		$ 1,328,329	$ 1,305,445
IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	1,092,234
Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	224,491
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	514,085		533,763	535,326
Undrawn commitments	[1]	92,503		94,488	99,011
Other exposures	[1],[4]	157,911		154,334	131,677
Total	[1]	764,499		782,585	766,014
Non retail [member] | IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	445,575
Undrawn commitments	[1]	87,330
Other exposures	[1],[4]	136,379
Total	[1]	669,284
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	68,510
Undrawn commitments	[1]	5,173
Other exposures	[1],[4]	21,532
Total	[1]	95,215
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	428,128		424,039	417,760
Undrawn commitments	[1],[5]	124,032		121,641	121,609
Other exposures	[1],[5]	66		64	62
Total	[1],[5]	552,226		545,744	539,431
Retail [member] | IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	308,807
Undrawn commitments	[1],[5]	114,143
Total	[1],[5]	422,950
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	119,321
Undrawn commitments	[1],[5]	9,889
Other exposures	[1],[5]	66
Total		$ 129,276	[1],[5]	$ 131,000	$ 127,000

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties and other assets.
[2]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[3]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[4]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
[5]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.